Other Non-current Payables and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other non-current payables and liabilities [abstract]
Schedule of Other Non-Current Payables
Other
non-current
payables as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Long-term Accounts Payable (*)	7,838,339	32,062
(Present Value Discount)	—	(236)

Total	7,838,339	31,826

(*)	As of December 31, 2023, the balance of long-term accounts payable entirely consists of professional fees incurred in preparation for and execution of the De-SPAC transaction, which are non-recurring.

Schedule of Other Non-Current Liabilities
Other
non-current
liabilities as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Long-term Leasehold Deposits Received	—	69,836

Total	—	69,836